Summary of Significant Accounting Policies - Summary of Translation of Foreign Currencies (Detail)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Singapore, Dollars
Foreign Currency Exchange Rate, Translation	1.3193	1.3404	1.352
Singapore, Dollars | Arithmetic Average [Member]
Foreign Currency Exchange Rate, Translation	1.3428	1.3787	1.3438
China, Yuan Renminbi
Foreign Currency Exchange Rate, Translation	7.0999	6.8972	6.3726
China, Yuan Renminbi | Arithmetic Average [Member]
Foreign Currency Exchange Rate, Translation	7.0809	6.729	6.4508